Fees and Expenses	Oct. 22, 2026
MIDAS DISCOVERY | MIDAS DISCOVERY
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Interest Expense and Fees from the Use of Leverage[1]	0.51%
Dividends on Short Sales	0.00%
All Other Expenses	1.71%
Total Other Expenses	2.22%
Total Annual Fund Operating Expenses	3.47%
Less Fee Waivers/Expense Reimbursements	0.00%
Total Annual Fund Operating Expenses after Fee Waivers/Expense Reimbursements	3.47%

[1] “Interest Expense and Fees from the Use of Leverage” reflect interest expense and other fees incurred in connection with the Fund’s use of borrowing and other financing arrangements. The amount of interest expense and fees incurred will vary based on the Fund’s use of leverage, including the amount, duration and cost of such leverage.

MIDAS SPECIAL OPPORTUNITIES | MIDAS SPECIAL OPPORTUNITIES
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.93%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Interest Expense and Fees from the Use of Leverage[2]	0.81%
Dividends on Short Sales	0.00%
All Other Expenses	1.45%
Total Other Expenses	2.26%
Total Annual Fund Operating Expenses	3.44%
Less Fee Waivers/Expense Reimbursements	0.00%
Total Annual Fund Operating Expenses after Fee Waivers/Expense Reimbursements	3.44%

[2] “Interest Expense and Fees from the Use of Leverage” reflect interest expense and other fees incurred in connection with the Fund’s use of borrowing and other financing arrangements. The amount of interest expense and fees incurred will vary based on the Fund’s use of leverage, including the amount, duration and cost of such leverage.